Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
Bonus Plan Expenses
Our STI expenses for the BoM, and other senior management were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Board of Management [1]	3.4	3.5	3.8
Other senior management	44.6	48.5	51.7
Bonus expenses	48.0	52.0	55.5

1.	Bonus expenses in relation to the STI cash bonus for our BoM.

Summary of Share Plans
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2015	2016	2017	2015	2016	2017

Total fair value at vesting date of shares vested during the year (in millions)	52.0	25.5	49.9	47.7	31.3	53.3
Weighted average fair value of shares granted	88.83	87.21	125.16	102.42	96.00	130.77

Employee Share Issuances
A summary of the status of conditionally outstanding shares as of December 31, 2017, and changes during the year ended December 31, 2017, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2017	884,204	79.33	954,608	95.81
Granted	342,120	125.16	326,804	130.77
Vested	(388,127)	81.13	(387,779)	99.35
Forfeited	(56,107)	70.76	(57,079)	98.97
Conditional shares outstanding at December 31, 2017	782,090	99.10	836,554	107.61

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options
The Black-Scholes option valuation of our stock options granted during the year is based on the following assumptions:

Year ended December 31	2015	2016	2017

Weighted average share price (in EUR)	88.1	88.3	—
Volatility (in percentage)	28.7	27.2	—
Expected life (in years)	5.6	5.7
Risk free interest rate	—	—	—
Expected dividend yield (in EUR)	2.52	2.94	—
Forfeiture rate [1]	—	—	—

1.	For the years ending December 31, 2016 and 2015, forfeitures are estimated to be nil.

Stock Options
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2015	2016	2017	2015	2016	2017

Weighted average fair value of stock options granted	21.69	20.34	—	23.56	22.69	—
Weighted average share price at the exercise date of stock options	91.30	98.08	132.67	103.88	100.68	148.48
Aggregate intrinsic value of stock options exercised (in millions)	12.9	11.5	12.5	6.2	4.1	4.8
Weighted average remaining contractual term of currently exercisable options	3.24	3.69	3.80	4.74	4.71	4.49
Aggregate intrinsic value of exercisable stock options (in millions)	24.3	22.3	21.0	8.5	8.9	13.1
Aggregate intrinsic value of outstanding stock options (in millions)	24.6	22.7	21.2	8.7	8.9	13.2

Stock Option Transactions
The number and weighted average exercise prices of stock options as of December 31, 2017, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2017	323,801	36.61	165,597	58.18
Granted	—	—	—	—
Exercised	(115,606)	25.11	(46,938)	47.11
Forfeited	(399)	55.11	—	—
Expired	—	—	—	—
Outstanding, December 31, 2017	207,796	42.97	118,659	62.56
Exercisable, December 31, 2017	203,866	42.30	117,429	62.29

Outstanding Stock Options
Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2017	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2017	Weighted average remaining contractual life of outstanding options (years)

0 - 10	—	—	0 - 10	—	—
10 - 15	76,282	0.70	10 - 15	—	—
15 - 20	10,526	1.79	15 - 20	3,611	0.80
20 - 25	13,582	2.80	20 - 25	32,213	0.91
25 - 40	10,900	3.76	25 - 40	13,839	2.83
40 - 50	12,472	4.79	40 - 50	959	3.62
50 - 60	9,077	5.95	50 - 60	3,979	4.66
60 - 70	19,436	5.93	60 - 70	729	5.06
70 - 80	18,376	7.36	70 - 80	1,603	5.30
80 - 90	18,505	7.85	80 - 90	17,616	6.77
90 - 100	11,871	7.27	90 - 100	35,402	7.01
100 - 110	6,769	8.56	100 - 110	8,708	7.31
Total	207,796	3.88	Total	118,659	4.52

Pension Costs
Our pension and retirement expenses for all employees for the years ended December 31, 2017, 2016 and 2015 were:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	50.8	54.9	62.4
Pension plans based on defined contribution	28.9	30.8	38.4
Pension and retirement expenses	79.7	85.7	100.8